Submission	Feb. 14, 2025
Submission [Line Items]
Central Index Key	0001647639
Registrant Name	Upstart Holdings, Inc.
Registration File Number	333-284933
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES